Basis of Presentation and Significant Accounting Policies	12 Months Ended
Mar. 31, 2022
Disclosure Of Basis Of Presentation And Significant Accounting Policies [Abstract]
Basis of Presentation and Significant Accounting Policies [Text Block]

2.    Basis of Presentation and Significant Accounting Policies

(a)    Statement of Compliance

These consolidated financial statements, including comparatives, have been prepared in accordance with International Financial Reporting Standards ("IFRS") and Interpretations issued by the International Financial Reporting Standards Interpretations Committee ("IFRIC") as issued by the International Accounting Standards Board ("IASB").

The consolidated financial statements have been prepared on a historical cost basis except for convertible loan - derivative component and digital assets that have been measured at fair value. In addition, these consolidated financial statements have been prepared using the accrual basis of accounting, except for cash flow information.

The Company is in the business of the mining and sale of digital currencies to upgrade, expand, and scale up its mining operations, many aspects of which are not specifically addressed by current IFRS guidance. The Company is required to make judgements as to the application of IFRS and the selection of accounting policies. The Company has disclosed its presentation, recognition and de-recognition, and measurement of digital currencies, and the recognition of revenue as well as significant assumptions and judgements; however, if specific guidance is enacted by the IASB in the future, the impact may result in changes to the Company's earnings and financial position as presented.

These consolidated financial statements were approved and authorized for issuance by the Board of Directors on July 19, 2022.

(b)     Consolidation

These consolidated financial statements include the financial statements of the Company and its wholly-owned subsidiaries, which are controlled by the Company (the "Group"). Control is achieved when the parent company is exposed, or has rights, to variable returns from its involvement with the investee and has the ability to affect those returns through its power over the investee. Specifically, the Group controls an investee if, and only if, the Group has all of the following: (i) power over the investee (i.e. existing rights that give it the current ability to direct the relevant activities of the investee); (ii) exposure, or rights, to variable returns from its involvement with the investee; and (iii) the ability to use its power over the investee to affect its returns.

The financial statements of subsidiaries are included in these consolidated financial statements from the date that control commences until the date that control ceases. All inter-company transactions, balances, income and expenses are eliminated on consolidation.

As of March 31, 2022, the Company had the following wholly owned subsidiaries: HIVE Blockchain Switzerland AG, Bikupa Datacenter AB, Bikupa Datacenter 2 AB, Hive Digital Data Ltd., Liv Eiendom AS, 9376-9974 Quebec Inc., GPU Atlantic Inc., and HIVE Performance Computing Ltd. HIVE Blockchain Switzerland AG had one wholly owned subsidiary, HIVE Blockchain Iceland ehf.

(c)    Presentation and functional currency

Foreign currency transactions are recorded at the exchange rate as at the date of the transaction. At each statement of financial position date, monetary assets and liabilities are translated using the year end foreign exchange rate. Non-monetary assets and liabilities in foreign currencies other than the functional currency are translated using the historical rate. All gains and losses on translation of these foreign currency transactions are included in the profit and loss. The functional currency for HIVE Blockchain Technologies Ltd. is the Canadian dollar, and it is the US dollar for its other wholly owned subsidiaries. The presentation currency is the US dollar.

(d)    Goodwill

Goodwill represents the excess of the purchase price paid for an acquisition over the fair value of the net tangible and intangible assets acquired. Following the initial recognition, goodwill is measured at cost less any accumulated impairment losses.

Goodwill has an indefinite useful life, is not subject to amortization and therefore, subject to impairment testing annually for any impairment, or more frequently in the case that events or circumstances indicate. For the purpose of impairment testing, goodwill acquired in a business combination is, from the acquisition date, allocated to each of the Company's cash-generating units (CGUs) or group of CGUs that are expected to benefit from the combination, irrespective of whether other assets or liabilities of the of the acquiree are assigned to those units.

(e) Revenue recognition

Revenue from contracts with customers is recognized when control over the goods or services is transferred to the customer. The transaction price is the amount of the consideration that is expected to be received based on the contract terms, excluding amounts collected on behalf of third parties (such as taxes). The following are the specific revenue recognition criteria which must be met before revenue is recognized:

1. Revenues from digital currency mining

The Company has entered into contracts with mining pools and has undertaken the performance obligation of providing computing power and transaction verification services to the mining pool in exchange for non-cash consideration in the form of digital currencies. The Company measures the non-cash consideration received at the fair market value of the digital currencies received. Management estimates fair value on a daily basis as the quantity of digital currency received multiplied by the spot price on the day it was received, and subsequently measured as an intangible asset. Any difference between the fair value of the digital currencies recorded upon receipt from mining activities and the actual realized price upon disposal are recorded as a gain or loss on disposition of digital currencies.

Digital currency on hand at the end of a reporting period, if any, is classified as digital assets, and is accounted for under IAS 38 Intangible Assets, as an intangible asset with an indefinite useful life initially measured at cost, deemed to be the fair value upon receipt as described above, and subsequently measured under the revaluation model. Under the revaluation model, increases in the digital currency's carrying amount is recognized in other comprehensive income and under accumulated other comprehensive income in equity. However, increases are recognized in profit or loss to the extent that it reverses a revaluation decrease of digital currency previously recognized in profit or loss. The fair value of digital currency on hand at the end of the reporting period is calculated as the quantity of digital currency on hand multiplied by price quoted on Coinmarketcap.com as at the reporting date. The Company reports digital currency on hand at the end of the reporting period as digital assets, which are classified as current assets as management has determined that the digital currency on hand at the end of the reporting period have markets with sufficient liquidity to allow conversion within the Company's normal operating cycle.

2. Revenues from hosting digital currency mining equipment:

The Company has entered into hosting contracts where it operates mining equipment on behalf of third parties within its facilities. Revenue from hosting contracts is measured as the Company meets its obligation of operating the hosted equipment over time.

(f) Plant and equipment:

Plant and equipment include data center equipment are carried at cost, including directly attributable costs, less accumulated depreciation, accumulated impairment losses and any related investment grants, and excluding day-to-day servicing expenses. Cost includes spare parts and auxiliary equipment that are used in connection with the data center equipment.

Items of data center equipment are recorded at cost less accumulated depreciation. Cost includes all expenditures incurred to bring assets to the location and condition necessary for them to be operated in the manner intended by management.

Subsequent costs are included in the asset's carrying amount or recognized as a separate asset, as appropriate, only when it is probable that future economic benefits associated with the item will flow to the Company and the cost of the item can be measured reliably. The carrying amount of any replaced parts is derecognized. All other repairs and maintenance are charged to profit or loss during the fiscal period in which they are incurred.

Gains and losses on disposal are determined by comparing the proceeds with the carrying amount and are recognized in profit or loss.

Plant and equipment is broken into the following major assets and depreciated as follows:

-  Data center mining equipment - straight line over 2 to 4 years

- Buildings straight line over 15 years

- Leasehold improvements - See below

Leasehold improvements are depreciated on a straight-line basis over the shorter of the lease term (including the extension option held by the Company and intended to be exercised) and the expected life of the improvement. The useful life, depreciation method and residual value of an asset are reviewed at least each year-end and any changes are accounted for prospectively as a change in accounting estimate. Depreciation of an asset ceases at the earlier of the date that the asset is classified as held for sale and the date that the asset is derecognized.

(g) Intangible assets

Intangible assets acquired separately are initially measured at cost plus direct acquisition costs. Intangible assets acquired in business combinations are measured at their fair value as at the acquisition date. Intangible assets with a finite useful life are amortized over their useful lives using the straight line method and are reviewed for impairment whenever there is an indication that the asset may be impaired. The amortization period and the amortization method for an intangible asset are reviewed at least at each year end. Intangible assets consist of acquired software and certain customer relationships acquired in a business combination used in the Company's digital currency mining operations. The intangible assets are amortised on a straight line basis over two to four years.

(h) Impairment of non-financial assets

The Company evaluates the need to record an impairment of non-financial assets whenever events or changes in circumstances indicate that the carrying amount is not recoverable. If the carrying amount of non-financial assets exceeds their recoverable amount, the assets are reduced to their recoverable amount. The recoverable amount is the higher of fair value less costs of sale and value in use. In measuring value in use, the expected future cash flows are discounted using a pre-tax discount rate that reflects the risks specific to the asset. The recoverable amount of an asset that does not generate independent cash flows is determined for the CGU to which the asset belongs. Impairment losses are recognized in profit or loss. An impairment loss of an asset, other than goodwill, is reversed only if there have been changes in the estimates used to determine the asset's recoverable amount since the last impairment loss was recognized. Reversal of an impairment loss, as above, shall not be increased above the lower of the carrying amount that would have been determined (net of depreciation or amortization) had no impairment loss been recognized for the asset in prior years and its recoverable amount. The reversal of impairment loss of an asset presented at cost is recognized in profit or loss.

(i) Financial instruments

1. Financial assets

Initial recognition and measurement

Financial assets are initially measured at fair value plus transaction costs that can be directly attributed to the acquisition of the financial asset, except in the case of a financial asset measured at fair value through profit or loss in respect of which transaction costs are charged to profit or loss.

The classification determines the method by which the financial assets are carried on the statement of financial position subsequent to inception and how changes in value are recorded. Amounts receivables are measured at amortized cost with subsequent impairments recognized in profit or loss. Investments are classified as FVTPL.

Subsequent measurement

Financial assets at amortized cost are subsequently measured using the effective interest rate (EIR) method and are subject to impairment. Gains and losses are recognized in profit or loss when the asset is derecognized, modified, or impaired. The Company's financial assets at amortized cost includes amounts receivables. Net changes in financial assets measured at fair value are recognized in the statement of profit or loss. A derivative embedded in a hybrid contract, with a financial liability or non-financial host, is separated from the host and accounted for as a separate derivative if: the economic characteristics and risks are not closely related to the host; a separate instrument with the same terms as the embedded derivative would meet the definition of a derivative; and the hybrid contract is not measured at fair value through profit or loss.

Embedded derivatives are measured at fair value with changes in fair value recognized in profit or loss. This category includes the embedded derivative arising from the repayment terms of the convertible loan in Note 14 Reassessment only occurs if there is either a change in the terms of the contract that significantly modifies the cash flows that would otherwise be required or a reclassification of a financial asset out of the fair value through profit or loss category.

Impairment

The Company recognizes an allowance for expected credit losses (ECLs) for all debt instruments not held at fair value through profit or loss. ECLs are based on the difference between the contractual cash flows due in accordance with the contract and all the cash flows that the Company expects to receive, discounted at an approximation of the original effective interest rate. The expected cash flows will include cash flows from the sale of collateral held or other credit enhancements that are integral to the contractual terms. For accounts receivables, the Company applies a simplified approach in calculating ECLs. Therefore, the Company does not track changes in credit risk, but instead recognizes a loss allowance based on lifetime ECLs at each reporting date. The Company has established a provision based on its historical credit loss experience, adjusted for forward-looking factors specific to the debtors and the economic environment.

Financial liabilities

Initial recognition and measurement:

Financial liabilities are classified at initial recognition at fair value through profit or loss, convertible debenture, term loan, loans payable, lease liability and accounts payables. All financial liabilities are recognized initially at fair value and, in the case of convertible debenture, term loan, loans payable and lease liability, net of directly attributable transaction costs. The Company's financial liabilities include convertible debenture, term loan, loans payable, lease liability and accounts payables.

Subsequent measurement

Financial liabilities are either measured at fair value through profit or loss or at amortized cost. After initial recognition, interest-bearing loans and borrowings are subsequently measured at amortized cost using the effective interest rate (EIR) method. Gains and losses are recognized in profit or loss when the liabilities are derecognized as well as through the EIR amortization process. Amortized cost is calculated by taking into account any discount or premium on acquisition and fees or costs that are an integral part of the EIR. The EIR amortization is included as financial expenses in the consolidated statement of income. This category generally applies to interest-bearing loans and borrowings.

Derecognition of financial assets

Financial assets are derecognized when the contractual rights to receive the cash flows from the financial asset expire, or when the Company transfers the contractual rights to receive the cash flows from the financial asset or assumes an obligation to pay the cash flows received in full to a third party without significant delay.

Derecognition of financial liabilities

Financial liabilities are derecognized when and only when they are extinguished - that is, when the obligation defined in the contract is fulfilled, cancelled or expires. A financial liability is fulfilled when the debtor repays the liability by paying cash; providing other financial assets, goods or services, or is otherwise legally released from the liability.

Fair value measurement

Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Fair value measurement is based on the assumption that the transaction will take place in the asset's or the liability's principal market, or in the absence of a principal market, in the most advantageous market. The fair value of an asset or a liability is measured using the assumptions that market participants would use when pricing the asset or liability, assuming that market participants act in their economic best interest. The Company uses valuation techniques that are appropriate in the circumstances and for which sufficient data are available to measure fair value, maximizing the use of relevant observable inputs and minimizing the use of unobservable inputs. Fair value measurement of non-financial assets takes into account the ability of a market participant to derive economic benefits from the asset through its best use, or by selling it to another market participant capable of using the asset to its best use.

Assets and liabilities measured at fair value, or whose fair value is disclosed are classified into categories within the fair value hierarchy, based on the lowest level input that is significant to the overall fair value measurement:

- Level 1 - Unadjusted quoted prices in an active market of identical assets and liabilities;

- Level 2 - Non-quoted prices included in Level 1 that are either directly or indirectly observable;

- Level 3 - Inputs for the asset or liability that are not based on observable market data

Data that is not based on observable market information, such as valuation techniques without the use of observable market data

(j) Provisions

Under IAS 37, provisions represent liabilities to the Company for which the amount or timing is uncertain. Provisions are recognized when the Company has a present legal or constructive obligation as a result of past events, it is probable that an outflow of resources will be required to settle the obligations and the amounts can be reliably estimated. When the Company expects that part or all of the expense will be refunded, such as an insurance claim, the refund will be recognized as a separate asset only on the date when there is certainty of receiving the asset. The expense will be recognized in the statement of profit or loss net of the expected refund.

(k) Income tax

The income tax expense for the year comprises current and deferred taxes. These taxes are recognized in profit or loss, except to the extent that they relate to items which are recognized in other comprehensive income or loss or directly in shareholders' equity.

Current taxes

The current tax liability is measured using the tax rates and tax laws that have been enacted or substantively enacted by the reporting date as well as adjustments required in connection with tax liabilities in respect of previous years.

Deferred taxes

Deferred taxes are computed in respect of temporary differences between the carrying amounts in the financial statements and the amounts attributed for tax purposes. Deferred taxes are measured at the tax rate that is expected to apply when the asset is realized, or the liability is settled, based on tax laws that have been enacted or substantively enacted by the reporting date. Deferred tax assets are reviewed at each reporting date and reduced to the extent that it is not probable that they will be utilized. Deductible carry forward losses and temporary differences for which deferred tax assets had not been recognized are reviewed at each reporting date and a respective deferred tax asset is recognized to the extent that their utilization is probable. Taxes that would apply in the event of the disposal of investments in investees have not been taken into account in computing deferred taxes as long as the disposal of the investments in investees is not probable in the foreseeable future.

(l) Share-based compensation

The Company utilizes the Black-Scholes Option Pricing Model ("Black-Scholes") to estimate the fair value of stock options granted to directors, officers, employees, consultants and charities. The use of Black- Scholes requires management to make various estimates and assumptions that impact the value assigned to the stock options including the forecast future volatility of the stock price, the risk-free interest rate, dividend yield and the expected life of the stock options. Any changes in these assumptions could have a material impact on the share-based compensation calculation value, however the most significant estimate is the volatility. Expected future volatility can be difficult to estimate as the Company has a limited operating history and is in an emerging industry with no comparable publicly traded competitors at the time of grant. Due to the emerging nature of the industry, volatility estimates require significant estimates. The Company estimated volatility based on historic share prices of companies operating in emerging innovative industries. Historical volatility is not necessarily indicative of future volatility.

(m) Leases

The Company assesses whether a contract is or contains a lease, at inception of the contract. The Company recognizes a right-of-use asset and a corresponding lease liability with respect to all lease arrangements in which it is the lessee, except for short-term leases (defined as leases with a lease term of 12 months or less) and leases of low value assets (such as tablets and personal computers, small items of office furniture and telephones). The lease liability is initially measured at the present value of the lease payments that are not paid at the commencement date, discounted by using the rate implicit in the lease. If this rate cannot be readily determined, the Company uses its incremental borrowing rate. Lease payments included in the measurement of the lease liability comprise:

  Fixed lease payments (including in-substance fixed payments), less any lease incentives receivable;

  Variable lease payments that depend on an index or rate, initially measured using the index or rate at the commencement date;

  The amount expected to be payable by the lessee under residual value guarantees;

  The exercise price of purchase options, if the lessee is reasonably certain to exercise the options; and

  Payments of penalties for terminating the lease, if the lease term reflects the exercise of an option to terminate the lease.

The lease liability is presented as a separate line in the consolidated statement of financial position. The lease liability is subsequently measured by increasing the carrying amount to reflect interest on the lease liability and by reducing the carrying amount to reflect the lease payments made. The Company remeasures the lease liability (and makes a corresponding adjustment to the related right-of-use asset) whenever:

  The lease term has changed or there is a significant event or change in circumstances resulting in a change in the assessment of exercise of a purchase option, in which case the lease liability is remeasured by discounting the revised lease payments using a revised discount rate.

  The lease payments change due to changes in an index or rate or a change in expected payment under a guaranteed residual value, in which case the lease liability is remeasured by discounting the revised lease payments using an unchanged discount rate (unless the lease payment change is due to a change in a floating interest rate, in which case a revised discount rate is used).

  A lease contract is modified and the lease modification is not accounted for as a separate lease, in which case the lease liability is remeasured based on the lease term of the modified lease by discounting the revised lease payments using a revised discount rate at the effective date of the modification. The right-of-use assets comprise the initial measurement of the corresponding lease liability, lease payments made at or before the commencement day, less any lease incentives received and any initial direct costs. They are subsequently measured at cost less accumulated depreciation and impairment losses.

(n) Business combinations

Business combinations are accounted for using the acquisition method. The cost of an acquisition is measured as the aggregate of the consideration transferred which is measured at acquisition date at fair value, and the amount of any non-controlling interests in the acquiree. For each business combination, the Company elects whether to measure the non-controlling interests in the acquiree at fair value or at the proportionate share of the acquiree's identifiable net assets. Acquisition-related costs are expensed as incurred and included in general and administrative expenses.

The Company determines that it has acquired a business when the acquired set of activities and assets include an input and a substantive process that together significantly contribute to the ability to create outputs. Goodwill is initially measured at cost (being the excess of the aggregate of the consideration transferred and the amount recognized for non-controlling interests and any previous interest held over the net identifiable assets acquired and liability assumed).

After initial recognition, goodwill is measured at cost less any accumulated impairment losses. For the purpose of impairment testing, goodwill acquired in a business combination is, from the acquisition date, allocated to each of the Company's cash-generating units (CGUs) or group of CGUs that are expected to benefit from the combination, irrespective of whether other assets or liabilities of the acquiree are assigned to those units.

(o) Cash

Cash and cash equivalents may include cash on hand, demand deposits and short-term highly liquid investments that are readily convertible into known amounts of cash, with maturities of 90 days or less when acquired. As of March 31, 2022 and 2021, the Company did not classify any balances as cash equivalents.

(p) Future accounting standards

Amendments to IFRS 7, IFRS 4, and IFRS 16 - Interest rate benchmark reform

The IASB issued amendments to IFRS 9, IAS 39, IFRS 16, IFRS 4, and IFRS 7 on August 26, 2020, completing Phase 2 of the Interest Rate Benchmark Reform (IBOR reform) project. This was necessary because major interest rate benchmarks were reformed or even replaced. The impact of is limited either because the interest rate benchmarks we are mainly using will stay in place or because the instruments have fixed interest rates.

Amendments to IFRS 16, 'Leases' - Covid-19 related rent concessions Extension of the practical expedient

On 28 May 2020, the IASB issued Covid-19-Related Rent Concessions - amendment to IFRS 16 Leases. The amendments provide relief to lessees from applying IFRS 16 guidance on lease modification accounting for rent concessions arising as a direct consequence of the Covid-19 pandemic. As a practical expedient, a lessee may elect not to assess whether a Covid-19 related rent concession from a lessor is a lease modification. A lessee that makes this election accounts for any change in lease payments resulting from the Covid-19 related rent concession the same way it would account for the change under IFRS 16, if the change were not a lease modification.

The amendment was intended to apply until 30 June 2021, but as the impact of the Covid-19 pandemic is continuing, on 31 March 2021, the IASB extended the period of application of the practical expedient to 30 June 2022.The amendment applies to annual reporting periods beginning on or after 1 April 2021. However, the Company has not received Covid-19-related rent concessions, but plans to apply the practical expedient if it becomes applicable within allowed period of application.

Amendment to IAS 12 - deferred tax related to assets and liabilities arising from a single transaction

In May 2021, the IASB issued Deferred Tax related to Assets and Liabilities arising from a Single Transaction (Amendments to IAS 12). The amendments narrowed the scope of the initial recognition exemption to exclude transactions that give rise to equal and offsetting temporary differences. The amendments are effective January 1, 2023, with early adoption permitted. The Company does not anticipate any significant impact from these amendments on the consolidated financial statements as a result of the initial application.

Amendments to IAS 1, Practice statement 2 and IAS 8

Presentation of Financial Statements was amended to clarify that the classification of liabilities as current or non-current is based on rights that are in existence at the end of the reporting period and specifies that classification is unaffected by expectations about whether an entity will exercise its right to defer settlement of a liability. The amendments are effective January 1, 2023 with early application permitted. The amendments are required to be adopted retrospectively.

Amendments to IAS 1, Presentation of financial statements', on classification of liabilities

In February 2021, the IASB issued Definition of Accounting Estimates (Amendments to IAS 8). The amendments introduced a definition of accounting estimates and included other amendments to help entities distinguish changes in accounting estimates from changes in accounting policies. The amendments are effective January 1, 2023, with early adoption permitted. The Company does not anticipate any significant impact from these amendments on the consolidated financial statements as a result of the initial application.

The Company continues to review changes to IFRS standards. There are no other pending IFRSs or IFRIC interpretations that are expected to be relevant to the Company's consolidated financial statements.